Shareholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Shareholders' Equity
9.	Shareholders’ Equity

Convertible Preferred Stock

Immediately prior to the completion of our initial public offering on July 1, 2019, 93,039,737 shares of convertible preferred stock then outstanding converted into an equivalent number of shares of common stock. As of September 30, 2019, no shares of convertible preferred stock were outstanding.

Preferred Stock

We are authorized to issue 10,000,000 shares of preferred stock, par value $0.0001 per share. As of September 30, 2019, no shares of preferred stock were outstanding.

Common Stock

We are authorized to issue 340,000,000 shares of common stock. Our common stock has a par value of $0.0001, no preferences or privileges and is not redeemable. Holders of our common stock are entitled to one vote for each share of common stock held. As of September 30, 2019, we had 124,316,080 shares of common stock outstanding.

We have reserved shares of common stock for the following as of September 30, 2019 (unaudited):

Shares issuable upon the exercise of outstanding common stock options and the vesting of outstanding common restricted stock units (“RSUs”) granted	17,495,253
Shares available for future grant under the 2019 Plan	15,474,217
Shares available for future grant under the Employee Stock Purchase Plan	1,551,917
Shares to be issued upon conversion of a common stock warrant	56,875

Total shares of common stock reserved for future issuance	34,578,262

Common Stock Warrants

In connection with two transactions in 2012 and 2013, we granted warrants to purchase up to 55,032 shares of common stock. These warrants were exercisable at any time for a period of ten years from the date of issuance at a weighted-average exercise price of $0.37, except in the case of a warrant to purchase 20,000 shares of common stock at an exercise price of $0.45 per share that would have expired if unexercised prior to the closing of our initial public offering. On July 1, 2019, we issued 54,792 shares of common stock through both a cash and cashless exercise of the warrants. The impact of these exercises is immaterial to the unaudited condensed financial statements.

Separately, in 2014, we issued a warrant to purchase 56,875 shares of Series C convertible preferred stock at an exercise price of $2.64. The warrant was exercisable at any time for a period of seven years from the date of issuance. Immediately prior to and in connection with the completion of our initial public offering, this convertible preferred stock warrant, which was recorded as a financial liability, was converted to a warrant to purchase the same number of shares of common stock. Upon conversion, the financial liability was reclassified to the additional paid-in capital line item on our unaudited condensed balance sheet. The warrant to purchase 56,875 shares of common stock remains outstanding at September 30, 2019.

12.	Shareholders’ Deficit

Common Stock

We are authorized to issue 131,000,000 shares of common stock. Our common stock has a par value of $0.0001, no preferences or privileges and is not redeemable. Holders of our common stock are entitled to one vote for each share of common stock held.

We have reserved shares of common stock for the following as of December 31, 2018:

Shares to be issued upon conversion of all series of convertible preferred stock	92,790,094
Shares to be issued upon exercise of outstanding common stock options	14,893,253
Shares available for future stock option grants	6,827,996
Shares to be issued upon exercise of outstanding Series E-1 convertible preferred stock options	264,677
Shares to be issued upon conversion of Series C convertible preferred stock in connection with warrant exercise	56,875
Shares to be issued upon conversion of common stock warrants	55,032

Shares of common stock reserved for future issuance	114,887,927

Common Stock Warrants

In connection with two transactions in 2012 and 2013, we granted warrants to purchase up to 55,032 shares of common stock. The warrants are exercisable at any time for a period of ten years from the date of issuance at an average exercise price of $0.37, except in the case of warrants to purchase 20,000 shares of common stock at an exercise price of $0.45 per share that may expire if unexercised prior to the closing of a public offering.